Aon Funds
                                                              Semi-Annual Report
                                                                  April 30, 2001
                                                                       unaudited

Aon Funds
--------------------------------------------------------------------------------

1-800-AON-FNDS

                                TABLE OF CONTENTS


Money Market Fund
         Statement of Assets and Liabilities                  Page 2
         Statement of Operations                              Page 3
         Statements of Changes in Net Assets                  Page 4
         Schedule of Investments                              Pages 5 - 7
         Financial Highlights                                 Pages 8 - 9

Government Securities Fund
         Statement of Assets and Liabilities                  Page 10
         Statement of Operations                              Page 11
         Statements of Changes in Net Assets                  Page 12
         Schedule of Investments                              Page 13
         Financial Highlights                                 Pages 14 - 15

Asset Allocation Fund
         Statement of Assets and Liabilities                  Page 16
         Statement of Operations                              Page 17
         Statements of Changes in Net Assets                  Page 18
         Schedule of Investments                              Pages 19 - 22
         Financial Highlights                                 Pages 23 - 24

REIT Index Fund
         Statement of Assets and Liabilities                  Page 25
         Statement of Operations                              Page 26
         Statements of Changes in Net Assets                  Page 27
         Schedule of Investments                              Pages 28 - 30
         Financial Highlights                                 Pages 31 - 32

Notes to the Financial Statements                             Pages 33 - 37





Aon Funds
200 East Randolph Street
Chicago, Illinois  60601
1-800-AON-FNDS

                                Money Market Fund
                       Statement of Assets and Liabilities
                                 April 30, 2001
                                    Unaudited

In thousands, except per share data
Assets
      Investments, at amortized cost which approximates fair value.................................  $   1,177,738
      Receivable for fund shares sold..............................................................          2,673
      Interest receivable..........................................................................             16
                                                                                                     -------------

Total Assets.......................................................................................      1,180,427

Liabilities
      Dividends payable............................................................................          4,441
      Investment advisory fees payable.............................................................            204
      Accrued expenses ............................................................................            192
      Payable for fund shares redeemed.............................................................              4
                                                                                                     -------------

Total Liabilities..................................................................................          4,841
                                                                                                     -------------

Net Assets.........................................................................................  $   1,175,586
                                                                                                     =============

Net Asset Value Per Share  (based on net assets of $1,175,586 and 1,175,586
      shares issued and outstanding)...............................................................  $        1.00
                                                                                                     =============

                                       2
               See accompanying notes to the financial statements

                                Money Market Fund
                             Statement of Operations
                     For the six months ended April 30, 2001
                                    Unaudited

In thousands
Investment Income
      Interest.....................................................................................  $     39,461
                                                                                                     ------------

Total Investment Income............................................................................        39,461

Expenses
      Investment advisory fees.....................................................................           665
      Fund administration fees.....................................................................           332
      Custodian fees...............................................................................            59
      Professional fees............................................................................            55
      Fund accounting fees.........................................................................            55
      Trustees fees................................................................................            28
      Registration fees............................................................................            25
      Transfer agent fees..........................................................................            14
      Printing fees................................................................................             1
                                                                                                     ------------

Total Expenses.....................................................................................         1,234
                                                                                                     ------------

Net Investment Income..............................................................................  $     38,227
                                                                                                     ============

Net Realized Loss
      Net realized loss on sale of investments.....................................................        (8,516)
      Payment from Advisor.........................................................................         8,516
                                                                                                     ------------

      Net realized loss............................................................................             0
                                                                                                     ------------

Net Change in Net Assets from Operations...........................................................  $     38,227
                                                                                                     ============

                                       3
               See accompanying notes to the financial statements

                                Money Market Fund
                       Statements of Changes in Net Assets
                                    Unaudited

                                                                                               11/01/00              Year
In thousands                                                                                   through               ended
                                                                                               04/30/01            10/31/00
                                                                                            -------------       ------------
Change in net assets from operations
      Net investment income...............................................................  $      38,227             68,776

Distributions to shareholders from:
      Net investment income...............................................................        (38,227)           (68,776)

Capital share transactions
      Proceeds from sale of shares........................................................      4,153,027          8,181,724
      Reinvestment of distributions.......................................................         23,965             47,693
      Cost of shares redeemed ............................................................     (4,387,049)        (7,988,616)
                                                                                            -------------       ------------
      Change in net assets from capital transactions......................................       (210,057)           240,801
                                                                                            -------------       ------------

Change in net assets......................................................................       (210,057)           240,801
Net assets at beginning of period.........................................................      1,385,643          1,144,842
                                                                                            -------------       ------------

Net assets at end of period...............................................................  $   1,175,586          1,385,643
                                                                                            =============       ============

Undistributed net investment income.......................................................  $           0                  0
                                                                                            =============       ============

                                       4
               See accompanying notes to the financial statements

                                Money Market Fund
                             Schedule of Investments
                                 April 30, 2001
                                    Unaudited

                                       Principal                                                          Principal
In thousands                            Amount         Value                                                Amount         Value
                                        ------         -----                                                ------         -----
COMMERCIAL PAPER                                                     Hewlett-Packard Company
Aerospace & Defense - 1.7%                                           4.750%     due  05/29/2001         $     16,500   $      16,439
International Lease Finance Corp.                                                                                      -------------
4.910%      due  05/04/2001          $     20,000   $     19,992                                                              36,401
                                                                     Conglomerates - 5.1%
Auto & Truck - 3.4%                                                  Emerson
General Motors Acceptance Corp.                                      4.930%     due  05/11/2001               20,000          19,973
4.470%      due  05/07/2001                20,000         19,985     General Electric Capital Corp.
Paccar Finance Co.                                                   4.900%     due  05/11/2001               20,000          19,973
4.350%      due  05/24/2001                15,000         14,958     Minnesota Mining & Mfg
4.350%      due  06/05/2001                 5,000          4,979     4.920%     due  05/08/2001               10,000           9,990
                                                    ------------     4.350%     due  05/23/2001               10,000           9,973
                                                          39,922                                                       -------------
Banking/Foreign - 1.7%                                                                                                        59,909
Canadian Imperial Bank                                               Finance - 5.1%
4.760%      due  06/18/2001                20,000         19,873     American Express Company
                                                                     4.520%     due  05/03/2001               20,000          19,995
Beverages (Non-Alcoholic) - 1.7%                                     American General Finance
Coca-Cola Company                                                    4.930%     due  05/15/2001               15,000          14,971
4.780%      due  05/14/2001                20,000         19,965     4.470%     due  05/18/2001                5,000           4,990
                                                                     Household Finance Corp.
Capital Goods - 1.7%                                                 4.940%     due  05/10/2001               20,000          19,975
Illinois Tool Works Inc.                                                                                               -------------
4.930%      due  05/08/2001                20,000         19,981                                                              59,931
                                                                     Food Processing - 1.1%
Chemical Manufacturing - 1.7%                                        Unilever Cap Corp Cp
E.I. DuPont de Nemours                                               4.700%     due  05/01/2001                3,000           3,000
4.840%      due  05/02/2001                20,000         19,997     4.560%     due  05/07/2001               10,000           9,992
                                                                                                                       -------------
Computer Hardware - 3.1%                                                                                                      12,992
Int'l Business Machines                                              Insurance - 3.0%
4.950%      due  05/15/2001                20,000         19,962     American International Group, Inc.
                                                                     4.450%     due  05/03/2001               15,417          15,413

                                       5
               See accompanying notes to the financial statements

                                Money Market Fund
                             Schedule of Investments
                                 April 30, 2001
                                    Unaudited

                                       Principal                                                          Principal
In thousands                            Amount         Value                                                Amount         Value
                                        ------         -----                                                ------         -----
Prudential Funding Corp.                                             Retail - 3.4%
4.830%      due  05/10/2001          $     10,000   $      9,989     May Department Stores Company
4.960%      due  05/16/2001                10,000          9,979     4.900%     due  05/04/2001         $     20,000   $      19,992
                                                    ------------     Wal-Mart Stores, Inc.
                                                          35,381     4.450%     due  05/07/2001               20,000          19,985
Major Drugs - 5.1%                                                                                                     -------------
Abbott Laboratories                                                                                                           39,977
4.920%      due  05/18/2001                15,000         14,966     Telecommunication - 3.9%
4.400%      due  05/23/2001                 5,000          4,987     BellSouth Corporation
Merck & Co., Inc.                                                    4.370%     due  05/23/2001                5,000           4,987
4.930%      due  05/11/2001                20,000         19,973     SBC Communications, Inc.
Schering-Plough Corp.                                                4.950%     due  05/16/2001               20,000          19,959
4.900%      due  05/02/2001                20,000         19,997     Verizon Network Funding
                                                    ------------     4.650%     due  05/02/2001                5,000           4,999
                                                          59,923     4.950%     due  05/02/2001                8,090           8,089
Money Center Banks - 1.7%                                            4.420%     due  05/24/2001                8,000           7,977
Wells Fargo & Company                                                                                                  -------------
4.470%      due  05/03/2001                20,000         19,995                                                              46,011
                                                                     Utilities/Electric - 5.2%
Office Equipment - 1.4%                                              Alliant Energy Corp.
Pitney Bowes, Inc.                                                   5.000%     due  05/07/2001                6,500           6,495
4.950%      due  05/07/2001                 5,000          4,996     FPL Group, Inc.
4.900%      due  05/10/2001                11,185         11,171     4.650%     due  05/14/2001               20,000          19,966
                                                    ------------     Potomac Electric Power Co.
                                                          16,167     4.550%     due  05/07/2001               10,000           9,992
Personal & Household Products - 1.7%                                 4.580%     due  05/10/2001                5,000           4,994
Gillette Company                                                     Union Electric Co.
4.700%      due  05/01/2001                20,000         20,000     4.370%     due  05/25/2001               20,000          19,942
                                                                                                                       -------------
Printing & Publishing - 0.4%                                                                                                  61,389
Gannett Co., Inc.                                                                                                      -------------
4.450%      due  05/21/2001                 5,000          4,988     Total Commercial Paper - 52.1%                          612,794


                                       6
               See accompanying notes to the financial statements

                                Money Market Fund
                             Schedule of Investments
April 30, 2001
                                    Unaudited

                                       Principal                                                          Principal
In thousands                            Amount         Value                                                Amount         Value
                                        ------         -----                                                ------         -----
U.S. GOVERNMENT SECURITIES                                           CERTIFICATE OF DEPOSIT
U.S. Government Agency - 47.7%                                       Banking/Domestic - 0.2%
Federal Home Loan Bank                                               Huntington National Bank
4.820%      due  05/02/2001          $     29,000   $     28,996     4.900%     due  06/04/2001                2,000           2,000
4.800%      due  05/04/2001                22,000         21,991
4.840%      due  05/09/2001                50,000         49,950     REPURCHASE AGREEMENT - 0.2%
4.250%      due  05/14/2001                50,000         49,923     Nesbitt Burns Repo*
4.908%      due  05/16/2001                30,000         29,939     4.000%     due  05/01/2001                2,572           2,572
                                                    ------------                                                       -------------
                                                         180,799
Federal Home Loan Mortgage Corp.                                     TOTAL INVESTMENTS - 100.2%                            1,177,738
4.800%      due  05/01/2001                66,000         66,000
4.300%      due  05/08/2001                32,000         31,973     Liabilities, less other assets - (0.2%)                 (2,152)
4.360%      due  05/09/2001                50,000         49,952                                                       -------------
4.260%      due  05/15/2001                45,000         44,926     TOTAL NET ASSETS - 100.0%                         $   1,175,586
4.820%      due  05/15/2001                41,000         40,923                                                       =============
4.250%      due  05/25/2001                50,000         49,858     * Collateralized by U.S. Treasury Note (6.25% due 2/28/2002);
4.702%      due  05/29/2001                 7,000          6,974      held by custodian
                                                    ------------
                                                         290,606
Federal National Mortgage Association
4.820%      due  05/10/2001          $     15,000   $     14,982
4.690%      due  05/21/2001                25,000         24,935
5.350%      due  05/24/2001                49,202         49,050
                                                    ------------
                                                          88,967
                                                    ------------

Total U.S. Government Securities - 47.7%                 560,372


                                       7
               See accompanying notes to the financial statements

                                Money Market Fund
                              Financial Highlights
                                    Unaudited

                                                                    11/01/00              Year               Year
                                                                     through              ended              ended
Selected per share data                                             04/30/01             10/31/00           10/31/99
                                                                  ------------         -----------        -----------
Net asset value, beginning of period............................  $       1.00                1.00               1.00

Income from investment operations:
      Net investment income.....................................          0.03                0.06               0.05
      Net realized and unrealized gain..........................          0.00                0.00               0.00
                                                                  ------------         -----------        -----------
Total income from investment operations.........................          0.03                0.06               0.05

Less distributions:
      Dividends from net investment income......................          0.03                0.06               0.05
      Distributions from net realized gain......................          0.00                0.00               0.00
                                                                  ------------         -----------        -----------
Total distributions.............................................          0.03                0.06               0.05
                                                                  ------------         -----------        -----------

Net asset value, end of period..................................  $       1.00                1.00               1.00
                                                                  ============         ===========        ===========


Total return ...................................................         2.87%**             6.21%              5.03%
                                                                  ============         ===========        ===========

Ratios and supplemental data:
Net assets, end of period (in thousands)........................  $  1,175,586           1,385,643          1,144,842
Ratio to average net assets of:
      Expenses, net of waivers and reimbursements...............         0.19%*              0.18%              0.19%
      Expenses, before waivers and reimbursements...............         0.19%*              0.33%              0.39%
      Net investment income, net of waivers
          and reimbursements....................................         5.75%*              6.05%              4.93%
      Net investment income, before waivers
          and reimbursements....................................         5.75%*              5.90%              4.73%
---------------------------------------------------------------------------------------------------------------------

*    Annualized
** Total return for the period ended April 30, 2001 includes the effect of a voluntary payment from the Investment Advisor (see Note #4). Without this payment total return would have been 2.34%. Not annualized.

                                       8
               See accompanying notes to the financial statements

                                Money Market Fund
                        Financial Highlights (continued)
                                    Unaudited

                                                                                             Year                Year
                                                                                             ended               ended
Selected per share data                                                                     10/31/98            10/31/97
                                                                                          -----------         ----------
Net asset value, beginning of period....................................................  $      1.00               1.00

Income from investment operations:
      Net investment income.............................................................         0.05               0.05
      Net realized and unrealized gain..................................................         0.00               0.00
                                                                                          -----------         ----------
Total income from investment operations.................................................         0.05               0.05

Less distributions:
      Dividends from net investment income..............................................         0.05               0.05
      Distributions from net realized gain..............................................         0.00               0.00
                                                                                          -----------         ----------
Total distributions.....................................................................         0.05               0.05
                                                                                          -----------         ----------

Net asset value, end of period..........................................................  $      1.00               1.00
                                                                                          ===========         ==========

Total return............................................................................         5.54%              5.44%
                                                                                          ===========         ==========

Ratios and supplemental data:
Net assets, end of period (in thousands)................................................  $   693,667            766,356
Ratio to average net assets of:
      Expenses, net of waivers and reimbursements.......................................         0.20%              0.22%
      Expenses, before waivers and reimbursements.......................................         0.40%              0.40%
      Net investment income, net of waivers and reimbursements..........................         5.40%              5.34%
      Net investment income, before waivers and reimbursements..........................         5.20%              5.16%

                                       9
               See accompanying notes to the financial statements

                           Government Securities Fund
                       Statement of Assets and Liabilities
                                 April 30, 2001
                                    Unaudited

In thousands, except per share data
Assets
      Investments in securities, at value (cost - $134,394)........................................  $     136,682
      Receivable for securities sold...............................................................         10,375
      Interest receivable..........................................................................          1,948
      Receivable for fund shares sold..............................................................          1,024
                                                                                                     -------------

Total Assets.......................................................................................        150,029

Liabilities
      Dividends payable............................................................................            710
      Payable for fund shares redeemed.............................................................             78
      Accrued expenses ............................................................................             40
      Investment advisory fees payable.............................................................             29
                                                                                                     -------------

Total Liabilities..................................................................................            857
                                                                                                     -------------

Net Assets.........................................................................................  $     149,172
                                                                                                     =============

Analysis of Net Assets:
      Paid in capital..............................................................................  $     152,215
      Accumulated net realized loss................................................................         (5,354
      Net unrealized appreciation..................................................................          2,288
      Undistributed net investment income..........................................................             23
                                                                                                     -------------

Net Assets.........................................................................................  $     149,172
                                                                                                     =============

Net Asset Value Per Share (based on net assets of $149,172 and 14,735 shares
      issued and outstanding)......................................................................  $       10.12
                                                                                                     =============

                                       10
               See accompanying notes to the financial statements

                           Government Securities Fund
                             Statement of Operations
                     For the six months ended April 30, 2001
                                    Unaudited

In thousands
Investment Income
      Interest.....................................................................................  $     5,453
                                                                                                     -----------

Total Investment Income............................................................................        5,453

Expenses
      Investment advisory fees.....................................................................           91
      Fund administration fees.....................................................................           45
      Fund accounting fees.........................................................................           28
      Transfer agent fees..........................................................................           10
      Custodian fees...............................................................................            9
      Professional fees............................................................................            7
      Registration fees............................................................................            5
      Trustees fees................................................................................            3
                                                                                                     -----------

Total Expenses.....................................................................................          198
                                                                                                     -----------

Net Investment Income..............................................................................        5,255

Net Realized and Unrealized Gain
      Net realized gain on sale of investments.....................................................        3,631
      Change in net unrealized appreciation on investments.........................................        2,084
                                                                                                     -----------

      Net realized and unrealized gain.............................................................        5,715
                                                                                                     -----------

Net Change in Net Assets from Operations...........................................................  $    10,970
                                                                                                     ===========

                                       11
               See accompanying notes to the financial statements

                           Government Securities Fund
                       Statements of Changes in Net Assets
                                    Unaudited

                                                                                                  11/01/00              Year
                                                                                                  through               ended
In thousands                                                                                      04/30/01             10/31/00
                                                                                               --------------     --------------
Change in net assets from operations
      Net investment income..................................................................  $        5,255              8,825
      Net realized gain (loss) ..............................................................           3,631             (8,985)
      Change in net unrealized appreciation..................................................           2,084              9,506
                                                                                               --------------     --------------
      Change in net assets from operations...................................................          10,970              9,346

Distributions to shareholders from:
      Net investment income..................................................................          (5,252)            (8,860)
      Net realized gain......................................................................               0             (1,649)
                                                                                               --------------     --------------
      Total distributions....................................................................          (5,252)           (10,509)

Capital share transactions
      Proceeds from sale of shares...........................................................          19,700             42,629
      Reinvestment of distributions..........................................................           5,252             10,508
      Cost of shares redeemed................................................................         (55,139)           (33,337)
                                                                                               --------------     --------------
      Change in net assets from capital transactions.........................................         (30,187)            19,800
                                                                                               --------------     --------------

Change in net assets.........................................................................         (24,469)            18,637
Net assets at beginning of period............................................................         173,641            155,004
                                                                                               --------------     --------------

Net assets at end of period..................................................................  $      149,172            173,641
                                                                                               ==============     ==============

Undistributed net investment income..........................................................  $           23                 20
                                                                                               ==============     ==============

                                       12
               See accompanying notes to the financial statements

                           Government Securities Fund
                             Schedule of Investments
                                 April 30, 2001
                                    Unaudited

                                       Principal                                                          Principal
In thousands                            Amount         Value                                                Amount         Value
                                        ------         -----                                                ------         -----
U.S. GOVERNMENT SECURITIES                                           U.S. Government Obligations - 7.1%
U.S. Government Agencies - 84.5%                                     U.S. Treasury Bond
A.I.D. Israel                                                        6.250%     due  05/15/2030         $     10,000   $      10,548
5.890%      due  08/15/2005          $      9,500   $      9,595                                                       -------------
6.600%      due  02/15/2008                18,000         18,698     Total U.S. Government Securities
                                                    ------------     (cost - $134,345)                                       136,633
                                                          28,293
Federal Home Loan Mortgage Corp.
4.800%      due  05/01/2001                24,645         24,645     DEMAND NOTE
7.200%      due  05/04/2001                 9,800          9,796     Utility-Electric - 0.0%
7.200%      due  05/08/2001                22,500         22,479     Wisconsin Electric Demand Note
                                                    ------------     4.086%     due  05/01/2001
                                                          56,920     (cost - $49)                                 49              49
Financial Assistance Corp.                                                                                             -------------
9.375%      due  07/21/2003                 6,830          7,485
8.800%      due  06/10/2005                14,500         16,325     TOTAL INVESTMENTS - 91.6%
                                                    ------------     (cost - $134,394)                                       136,682
                                                          23,810
Overseas Private Investment Corp.                                    Other assets, less liabilities - 8.4%                    12,490
6.360%      due  06/15/2012                10,000         10,224                                                       -------------

Small Business Administration                                        TOTAL NET ASSETS - 100.0%                         $     149,172
6.500%      due  07/25/2013                 1,806          1,806                                                       =============

U.S. Department of H.U.D.
7.001%      due  08/01/2001                 5,000          5,032
                                                    ------------

Total U.S. Government Agency                             126,085


                                       13
               See accompanying notes to the financial statements

                           Government Securities Fund
                              Financial Highlights
                                    Unaudited

                                                                             11/01/00             Year               Year
                                                                             through              ended              ended
Selected per share data                                                      04/30/01            10/31/00           10/31/99
                                                                         ---------------     ---------------    ---------------
Net asset value, beginning of period...................................  $          9.83                9.91              11.09

Income (loss) from investment operations:
      Net investment income............................................             0.29                0.59               0.56
      Net realized and unrealized gain (loss)..........................             0.29                0.03              (0.82)
                                                                         ---------------     ---------------    ---------------
Total income (loss) from investment operations.........................             0.58                0.62              (0.26)

Less distributions:
      Dividends from net investment income.............................             0.29                0.59               0.56
      Distributions from net realized gain.............................             0.00                0.11               0.36
                                                                         ---------------     ---------------    ---------------
Total distributions....................................................             0.29                0.70               0.92
                                                                         ---------------     ---------------    ---------------

Net asset value, end of period.........................................  $         10.12                9.83               9.91
                                                                         ===============     ===============    ===============

Total return ..........................................................          5.93%**               6.70%             (2.50%)
                                                                         ===============     ===============    ===============

Ratios and supplemental data:
Net assets, end of period (in thousands)...............................  $       149,172             173,641            155,004
Ratio to average net assets of:
      Expenses, net of waivers and reimbursements......................           0.22%*               0.22%              0.22%
      Expenses, before waivers and reimbursements......................           0.22%*               0.46%              0.55%
      Net investment income, net of waivers
           and reimbursements..........................................           5.78%*               6.05%              5.38%
      Net investment income, before waivers
           and reimbursements..........................................           5.78%*               5.81%              5.05%
Portfolio turnover rate................................................              53%                163%                77%
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Not annualized

                                       14
               See accompanying notes to the financial statements

                           Government Securities Fund
                        Financial Highlights (continued)
                                   Unaudited

                                                                              Year               Year
                                                                              ended              ended
Selected per share data                                                      10/31/98           10/31/97
                                                                          -------------       ------------
Net asset value, beginning of period....................................  $       10.49              10.21

Income from investment operations:
      Net investment income.............................................           0.59               0.59
      Net realized and unrealized gain..................................           0.60               0.28
                                                                          -------------       ------------
Total income from investment operations.................................           1.19               0.87

Less distributions:
      Dividends from net investment income..............................           0.59               0.59
      Distributions from net realized gain..............................           0.00               0.00
                                                                          -------------       ------------
Total distributions.....................................................           0.59               0.59
                                                                          -------------       ------------

Net asset value, end of period..........................................  $       11.09              10.49
                                                                          =============       ============

Total return ...........................................................         11.72%              8.86%
                                                                          =============       ============

Ratios and supplemental data:
Net assets, end of period (in thousands)................................  $     156,312            104,385
Ratio to average net assets of:
      Expenses, net of waivers and reimbursements.......................          0.23%              0.46%
      Expenses, before waivers and reimbursements.......................          0.57%              0.65%
      Net investment income, net of waivers and reimbursements..........          5.54%              5.92%
      Net investment income, before waivers and reimbursements..........          5.20%              5.73%
Portfolio turnover rate.................................................           219%               136%

                                       15
               See accompanying notes to the financial statements

                              Asset Allocation Fund
                       Statement of Assets and Liabilities
                                 April 30, 2001
                                    Unaudited

In thousands, except per share data
Assets
      Investments in securities, at value (cost - $157,989)........................................  $    179,806
      Interest receivable..........................................................................           957
      Receivable for fund shares sold..............................................................           545
      Dividends receivable.........................................................................            15
                                                                                                     ------------

Total Assets.......................................................................................       181,323

Liabilities
      Payable for fund shares redeemed.............................................................            96
      Investment advisory fees payable.............................................................            73
      Accrued expenses ............................................................................            37
                                                                                                     ------------

Total Liabilities..................................................................................           206
                                                                                                     ------------

Net Assets.........................................................................................  $    181,117
                                                                                                     ============

Analysis of Net Assets
      Paid in capital..............................................................................  $    158,689
      Accumulated net realized gain................................................................           312
      Net unrealized appreciation..................................................................        21,817
      Undistributed net investment income..........................................................           299
                                                                                                     ------------

Net Assets.........................................................................................  $    181,117
                                                                                                     ============

Net Asset Value Per Share (based on net assets of $181,117 and 12,245 shares
      issued and outstanding)......................................................................  $      14.79
                                                                                                     ============

                                       16
               See accompanying notes to the financial statements

                              Asset Allocation Fund
                             Statement of Operations
                     For the six months ended April 30, 2001
                                    Unaudited

In thousands
Investment Income
      Interest.....................................................................................  $     2,020
      Dividends....................................................................................          355
      Other Income.................................................................................           36
                                                                                                     -----------

Total Investment Income............................................................................        2,411

Expenses
      Investment advisory fees.....................................................................          221
      Fund administration fees.....................................................................           44
      Fund accounting fees.........................................................................           23
      Transfer agent fees..........................................................................           12
      Custodian fees...............................................................................            8
      Professional fees............................................................................            7
      Registration fees............................................................................            7
      Trustees fees................................................................................            3
                                                                                                     -----------

Total Expenses.....................................................................................          325
                                                                                                     -----------

Net Investment Income..............................................................................        2,086

Net Realized and Unrealized Gain (Loss)
      Net realized gain on sale of investments.....................................................          711
      Net realized gain on written options.........................................................          242
      Change in net unrealized depreciation on investments.........................................       (9,424)
                                                                                                     -----------

      Net realized and unrealized gain (loss)......................................................       (8,471)
                                                                                                     -----------

Net Change in Net Assets from Operations...........................................................  $    (6,385)
                                                                                                     ===========

                                       17
               See accompanying notes to the financial statements

                              Asset Allocation Fund
                       Statements of Changes in Net Assets
                                    Unaudited

                                                                                                   11/01/00             Year
In thousands                                                                                       through              ended
                                                                                                   04/30/01            10/31/00
                                                                                               ---------------     --------------
Change in net assets from operations
      Net investment income..................................................................  $         2,086              4,170
      Net realized gain .....................................................................              953             16,035
      Change in net unrealized appreciation..................................................           (9,424)               277
                                                                                               ---------------     --------------
      Change in net assets from operations...................................................           (6,385)            20,482

Distributions to shareholders from:
      Net investment income..................................................................           (2,142)            (4,112)
      Net realized gain......................................................................          (16,230)           (21,997)
                                                                                               ---------------     --------------
      Total distributions....................................................................          (18,372)           (26,109)

Capital share transactions
      Proceeds from sale of shares...........................................................           20,375             78,568
      Reinvestment of distributions..........................................................           18,372             26,083
      Cost of shares redeemed ...............................................................          (19,774)           (76,552)
                                                                                               ---------------     --------------
      Change in net assets from capital transactions.........................................           18,973             28,099
                                                                                               ---------------     --------------

Change in net assets.........................................................................           (5,784)            22,472
Net assets at beginning of period............................................................          186,901            164,429
                                                                                               ---------------     --------------

Net assets at end of period..................................................................  $       181,117            186,901
                                                                                               ===============     ==============

Undistributed net investment income..........................................................  $           299                355
                                                                                               ===============     ==============

                                       18
               See accompanying notes to the financial statements

                              Asset Allocation Fund
                             Schedule of Investments
                                 April 30, 2001
                                   Unaudited

In thousands, except shares              Shares        Value                                                Shares         Value
                                         ------        -----                                                ------         -----
COMMON STOCKS                                                        Telephone - 1.4%
Common Stocks - Basic Materials                                      Alltel Corp.                             45,000   $       2,457
Paper & Forest Products - 0.4%                                                                                         -------------
Fibermark, Inc.*                           60,000   $        795     Total Common Stocks - Communication
                                                                     Services - 2.3%                                           4,097
Common Stocks -- Capital Goods
Container - 0.6%                                                     Common Stocks - Consumer Cyclical
Ivex Packaging Corp.*                      63,900          1,000     Apparel/Textiles - 0.2%
                                                                     Westpoint Stevens, Inc.                  70,000             453
Electrical Equipment - 3.3%
Emerson Electric Co.                       25,000          1,666     Leisure Time - 1.7%
General Electric                           88,136          4,277     Carnival Corporation                     60,000           1,590
                                                    ------------     Six Flags, Inc.*                         70,000           1,536
                                                           5,943                                                       -------------
Environmental - 1.8%                                                                                                           3,126
Allied Waste Industries, Inc.*            115,018          1,831     Printing & Publishing - 1.2%
Newpark Resources, Inc.*                  150,684          1,397     Scholastic Corp.*                        50,000           2,087
                                                    ------------
                                                           3,228     Retail Specialty - 1.4%
Manufacturing - Diversified - 1.0%                                   Home Depot                               30,061           1,416
Tyco International Ltd.                    10,000            534     RadioShack Corporation                   35,000           1,072
United Technologies Corp.                  18,042          1,409                                                       -------------
                                                    ------------                                                               2,488
                                                           1,943                                                       -------------
                                                    ------------
                                                                     Total Common Stocks - Consumer
Total Common Stocks - Capital Goods - 6.7%                12,114     Cyclical - 4.5%                                           8,154

Common Stocks - Communication Services                               Common Stocks - Consumer Staples
Cellular/Wireless - 0.2%                                             Beverages - 1.6%
Powerwave Technologies, Inc.*              30,000            545     Anheuser-Busch Co.                       75,000           2,999

Long Distance - 0.7%                                                 Drug Stores - 1.3%
MCI Worldcom, Inc.*                        60,000          1,095     CVS Corporation                          40,000           2,358


                                       19
               See accompanying notes to the financial statements

                              Asset Allocation Fund
                             Schedule of Investments
                                 April 30, 2001
                                   Unaudited

In thousands, except shares              Shares        Value                                                Shares         Value
                                         ------        -----                                                ------         -----
Entertainment - 1.9%                                                 Oil & Gas Service - 0.4%
AOL-Time Warner, Inc. *                    64,081   $      3,236     Petroleum Geo Services ADR*              65,000   $         707
Cinar Corporation*                         40,000            154                                                       -------------
                                                    ------------
                                                           3,390     Total Common Stocks - Energy - 9.5%                      17,179
Food Retailers - 3.1%
Cardinal Health, Inc.                      52,500          3,539     Common Stocks - Finance
Kroger Company*                            94,368          2,132     Banks - 1.4%
                                                    ------------     State Street Corp.                       15,000           1,557
                                                           5,671     Wells Fargo Company                      22,000           1,033
Media - TV/Radio/Cable - 3.4%                                                                                          -------------
AT&T - Liberty Media-A*                    69,800          1,117                                                               2,590
Canwest Global Comm Corp.                  55,666            462     Financial Services - 4.0%
Clear Channel Comms.*                      45,393          2,533     American Express Company                 10,000             424
Young Broadcasting Corp.*                  49,500          1,980     Citigroup, Inc.                          64,113           3,151
                                                    ------------     Fannie Mae                               40,000           3,210
                                                           6,092     Stilwell Financial, Inc.                 15,000             442
                                                    ------------                                                       -------------
Total Common Stocks -                                                                                                          7,227
 Consumer Staples - 11.3%                                 20,510
                                                                     Insurance - 0.6%
Common Stocks - Energy                                               American International Group             12,500           1,023
Coal, Gas & Pipe - 0.7%                                                                                                -------------
Nabors Industries, Inc. *                  20,000          1,192     Total Common Stocks - Finance - 6.0%                     10,840

Exploration/Drilling - 3.4%                                          Common Stocks - Health Care
Anadarko Petroleum Corp.                   25,000          1,616     Drugs - 5.5%
Helmerich & Payne, Inc.                    20,000          1,025     Eli Lilly & Co.                          35,000           2,975
Kerr-McGee Corporation                     27,500          1,970     Pfizer, Inc.                             74,500           3,226
Rio Alto Exploration Limited*              80,000          1,604     Schering-Plough Corp.                    73,808           2,845
                                                    ------------     Watson Pharmaceuticals, Inc.*            20,000             996
                                                           6,215                                                       -------------
Oil & Gas Domestic - 3.0%                                                                                                     10,042
Devon Energy Corporation                   60,000          3,541     Medical Products & Supplies - 1.4%
EOG Resources, Inc.                        40,000          1,856     Johnson & Johnson Co.                    27,016           2,607
                                                    ------------
                                                           5,397
Oil & Gas International - 2.0%
Exxon Mobil Corporation                    41,403          3,668


                                       20
               See accompanying notes to the financial statements

                              Asset Allocation Fund
                             Schedule of Investments
                                 April 30, 2001
                                   Unaudited

                                                                                                          Principal
In thousands, except shares              Shares        Value                                                Amount         Value
                                         ------        -----                                                ------         -----
Medical Services - 1.2%                                              U.S. GOVERNMENT SECURITIES
Tenet Healthcare Corp.*                    45,000   $      2,009     U.S. Government Agency - 8.5%
                                                    ------------
                                                                     Federal Home Loan Bank
Total Common Stocks - Health Care - 8.1%                  14,658     4.800%     due  05/11/2001         $     10,425   $      10,411
                                                                     4.320%     due  05/25/2001                5,000           4,986
Common Stocks - Technology                                                                                             -------------
Communication Equipment - 4.2%                                                                                                15,397
Corning Incorporated                       65,000          1,428     U.S. Government Obligations - 21.1%
L-3 Communications Hldgs*                  29,200          2,256     U.S. Treasury Notes
Nokia Corp.                                44,000          1,504     6.500%     due  08/31/2001                1,727           1,740
Tellabs, Inc.*                             66,500          2,335     6.125%     due  08/31/2002                5,000           5,122
Tut Systems, Inc.*                         30,000             75     6.750%     due  05/15/2005               10,000          10,691
                                                    ------------     5.750%     due  11/15/2005               10,000          10,345
                                                           7,598     5.750%     due  08/15/2010               10,000          10,251
Computer Related - 2.1%                                                                                                -------------
Comverse Technology*                       20,000          1,370     Total U.S. Government Obligations                        38,149
Dell Computer Corporation*                 55,000          1,443                                                       -------------
EMC Corp Mass., Inc.*                      25,112            994     Total U.S. Government Securities -29.6%
                                                    ------------     (cost - $52,796)                                         53,546
                                                           3,807
Computer Software/Services - 5.9%                                    CORPORATE BONDS
Citrix Systems, Inc.*                      45,000          1,278     Aerospace & Defense - 1.1%
Concord EFS, Inc.*                         40,000          1,862     Boeing Capital Corp.
First Data                                 20,677          1,394     5.960%     due  05/25/2004                2,000           2,031
Microsoft Corp.*                           40,000          2,710
National Instruments Corp.*                10,000            350     Agricultural & Industrial Equipment - 0.4%
Sungard Data Systems, Inc.*                40,000          2,211     Case Corp.
Symantec Corporation*                      15,000            972     6.750%     due  10/21/2007                1,000             649
                                                    ------------
                                                          10,777     Auto & Truck - 1.1%
                                                    ------------     Ford Motor Credit Corp.
Total Common Stocks -                                                7.500%     due  06/15/2003                2,000           2,079
Technology - 12.2%                                        22,182

Total Common Stocks - 61.0%
(cost - $89,823)                                         110,529


                                       21
               See accompanying notes to the financial statements

                              Asset Allocation Fund
                             Schedule of Investments
                                 April 30, 2001
                                   Unaudited

                                       Principal                                                          Principal
In thousands, except shares             Amount         Value                                                Amount         Value
                                        ------         -----                                                ------         -----
Bank and Bank Holding Company - 1.2%                                 COMMERCIAL PAPER
Northern Trust Company                                               Chemical Manufacturing - 0.7%
7.500%      due  02/11/2005           $     2,000   $      2,094     Gillette
                                                                     4.640%     due  05/01/2001
Entertainment & Leisure - 0.5%                                       (cost - $1,170)                    $      1,170   $       1,170
Royal Caribbean
7.000%      due  10/15/2007                 1,000            927     DEMAND NOTE
                                                                     Utility/Electric - 0.0%
Exploration/Drilling - 0.8%                                          Wisconsin Electric
Kerr-McGee Corporation                                               4.086%     due  05/01/2001
5.250%      due  02/15/2010                 1,150          1,532     (cost - $69)                                 69              69
                                                                                                                       -------------
Financial Services - 1.2%                                            TOTAL INVESTMENTS - 99.3%
USAA Capital Corp.                                                   (cost - $157,989)                                       179,806
7.540%      due  03/30/2005                 2,000          2,122
                                                                     Other assets, less liabilities - 0.7%                     1,311
Food Retailers - 0.6%                                                                                                  -------------
Kroger Company
7.650%      due  04/15/2007                 1,000          1,048     TOTAL NET ASSETS - 100.0%                         $     181,117
                                                                                                                       =============
Oil & Gas International - 0.6%                                       * Non-income producing security
Enron Corp.
6.625%      due  11/15/2005                 1,000          1,008

Waste Management Services - 0.5%
Waste Management, Inc.
6.625%      due  07/15/2002                 1,000          1,002
                                                    ------------

Total Corporate Bonds - 8.0%
(cost - $14,131)                                          14,492


                                       22
               See accompanying notes to the financial statements

                              Asset Allocation Fund
                              Financial Highlights
                                    Unaudited

                                                                              11/01/00              Year               Year
                                                                              through               ended              ended
Selected per share data                                                       04/30/01             10/31/00           10/31/99
                                                                         -----------------    ----------------    ---------------
Net asset value, beginning of period...................................  $           17.04               17.62              15.72

Income (loss) from investment operations:
      Net investment income............................................               0.18                0.38               0.40
      Net realized and unrealized gain (loss) .........................              (0.72)               1.61               1.93
                                                                         -----------------    ----------------    ---------------
Total income (loss) from investment operations.........................              (0.54)               1.99               2.33

Less distributions:
      Dividends from net investment income.............................               0.19                0.38               0.43
      Distributions from net realized gain.............................               1.52                2.19               0.00
                                                                         -----------------    ----------------    ---------------
Total distributions....................................................               1.71                2.57               0.43
                                                                         -----------------    ----------------    ---------------

Net asset value, end of period.........................................  $           14.79               17.04              17.62
                                                                         =================    ================    ===============

Total return...........................................................             (3.44%)**           11.82%             14.91%
                                                                         =================    ================    ===============

Ratios and supplemental data:
Net assets, end of period (in thousands)...............................  $         181,117             186,901            164,429
Ratio to average net assets of:
      Expenses, net of waivers and reimbursements......................             0.37%*               0.36%              0.36%
      Expenses, before waivers and reimbursements......................             0.37%*               0.66%              0.76%
      Net investment income, net of waivers
          and reimbursements...........................................             2.36%*               2.21%              2.14%
      Net investment income, before waivers
          and reimbursements...........................................             2.36%*               1.91%              1.74%
Portfolio turnover rate................................................                20%                 63%                46%
----------------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Not annualized

                                       23
               See accompanying notes to the financial statements

                              Asset Allocation Fund
                        Financial Highlights (continued)
                                    Unaudited

                                                                               Year               Year
                                                                               ended              ended
Selected per share data                                                       10/31/98           10/31/97
                                                                          ---------------     --------------
Net asset value, beginning of period....................................  $         16.60              12.75

Income from investment operations:
      Net investment income.............................................             0.39               0.27
      Net realized and unrealized gain..................................            (0.32)              3.85
                                                                          ---------------     --------------
Total income from investment operations.................................             0.07               4.12

Less distributions:
      Dividends from net investment income..............................             0.35               0.24
      Distributions from net realized gain..............................             0.60               0.03
                                                                          ---------------     --------------
Total distributions.....................................................             0.95               0.27
                                                                          ---------------     --------------

Net asset value, end of period..........................................  $         15.72              16.60
                                                                          ===============     ==============

Total return............................................................            0.21%             32.61%
                                                                          ===============     ==============

Ratios and supplemental data:
Net assets, end of period (in thousands)................................  $       209,630            164,885
Ratio to average net assets of:
      Expenses, net of waivers and reimbursements.......................            0.36%              0.56%
      Expenses, before waivers and reimbursements.......................            0.76%              0.78%
      Net investment income, net of waivers and reimbursements..........            2.33%              1.90%
      Net investment income, before waivers and reimbursements..........            1.93%              1.68%
Portfolio turnover rate.................................................              64%                64%

                                       24
               See accompanying notes to the financial statements

                                 REIT Index Fund
                       Statement of Assets and Liabilities
                                 April 30, 2001
                                    Unaudited

In thousands, except per share data
Assets
      Investments in securities, at value (cost - $25,805).........................................  $     30,455
      Receivable for fund shares sold..............................................................           110
      Dividends receivable.........................................................................            61
                                                                                                     ------------

Total Assets.......................................................................................        30,626

Liabilities
      Accrued expenses ............................................................................            19
      Due to custodian.............................................................................             7
      Investment advisory fees payable.............................................................             5
      Payable for fund shares redeemed.............................................................             3
                                                                                                     ------------

Total Liabilities..................................................................................            34
                                                                                                     ------------

Net Assets.........................................................................................  $     30,592
                                                                                                     ============

Analysis of Net Assets
      Paid in capital..............................................................................  $     31,753
      Accumulated net realized loss................................................................        (6,659)
      Net unrealized appreciation..................................................................         4,650
      Undistributed net investment income..........................................................           848
                                                                                                     ------------

Net Assets.........................................................................................  $     30,592
                                                                                                     ============

Net Asset Value Per Share  (based on net assets of $30,592 and 2,746 shares
      issued and outstanding)......................................................................  $      11.14
                                                                                                     ============

                                       25
               See accompanying notes to the financial statements

                                 REIT Index Fund
                             Statement of Operations
                     For the six months ended April 30, 2001
                                    Unaudited

In thousands
Investment Income
      Dividends....................................................................................  $         987
      Interest.....................................................................................             15
                                                                                                     -------------

Total Investment Income............................................................................          1,002

Expenses
      Fund accounting fees.........................................................................             17
      Investment advisory fees.....................................................................             14
      Transfer agent fees..........................................................................             10
      Fund administration fees.....................................................................              7
      Custodian fees...............................................................................              5
      Registration fees............................................................................              3
      Professional fees............................................................................              2
      Trustees fees................................................................................              1
                                                                                                     -------------

Total Expenses.....................................................................................             59
                                                                                                     -------------

Net Investment Income..............................................................................            943

Net Realized and Unrealized Gain (Loss)
      Net realized loss on sale of investments.....................................................           (372)
      Change in net unrealized appreciation on investments.........................................          2,245
                                                                                                     -------------

      Net realized and unrealized gain (loss)......................................................          1,873
                                                                                                     -------------

Net Increase in Net Assets from Operations.........................................................  $       2,816
                                                                                                     =============

                                       26
               See accompanying notes to the financial statements

                                 REIT Index Fund
                       Statements of Changes in Net Assets
                                    Unaudited

                                                                             11/01/00            Year
                                                                             through             ended
In thousands                                                                 04/30/01           10/31/00
                                                                          --------------     --------------
Change in net assets from operations
      Net investment income.............................................  $          943              1,528
      Net realized loss ................................................            (372)              (309)
      Change in net unrealized appreciation.............................           2,245              2,368
                                                                          --------------     --------------
      Change in net assets from operations..............................           2,816              3,587

Distributions to shareholders from:
      Net investment income.............................................          (1,423)            (2,523)
      Net realized gain.................................................               0                  0
                                                                          --------------     --------------
      Total distributions...............................................          (1,423)            (2,523)

Capital share transactions
      Proceeds from sale of shares......................................           9,978             11,778
      Reinvestment of distributions.....................................           1,422              2,523
      Cost of shares redeemed...........................................          (8,992)           (12,261)
                                                                          --------------     --------------
      Change in net assets from capital transactions....................           2,408              2,040
                                                                          --------------     --------------

Change in net assets....................................................           3,801              3,104
Net assets at beginning of period.......................................          26,791             23,687
                                                                          --------------     --------------

Net assets at end of period.............................................  $       30,592             26,791
                                                                          ==============     ==============

Undistributed net investment income.....................................  $          848              1,328
                                                                          ==============     ==============

                                       27
               See accompanying notes to the financial statements

                                 REIT Index Fund
                             Schedule of Investments
                                 April 30, 2001
                                    Unaudited

In thousands, except shares             Shares         Value                                                Shares         Value
                                        ------         -----                                                ------         -----
COMMON STOCKS -                                                      Washington REIT                           8,570   $         188
REAL ESTATE INVESTMENT TRUSTS (REITS)                                                                                  -------------
Apartments - 21.3%                                                                                                             2,038
AMLI Residential Properties                 4,245   $         99     Hotel - 6.5%
Apartment Invest & Mgmt Co.                17,113            763     Boykin Lodging Co.                        4,100              48
Archstone Communities Trust                29,430            759     Equity Inns, Inc.                         8,825              69
Associated Estates Realty                   4,670             40     Felcor Lodging Trust, Inc.               12,790             281
Avalon Bay Communities                     16,062            729     Hospitality Properties Trust             13,565             357
BRE Properties                             10,980            310     Host Marriott Corp.                      56,200             724
Camden Property Trust                       9,194            306     Innkeepers USA Trust                      8,350              95
Cornerstone Realty Income                   8,400             89     LaSalle Hotel Properties                  4,400              75
Equity Residential Properties              31,863          1,672     Meristar Hospitality Corp.               10,783             217
Essex Property Trust, Inc.                  4,505            212     RFS Hotel Investors, Inc.                 5,925              85
Gables Residential Trust                    5,575            161     Winston Hotels                            4,035              33
Home Properties of New York                 5,300            150                                                       -------------
Mid-America Apt. Community                  4,195             96                                                               1,984
Post Properties, Inc.                       9,495            350     Manufactured Homes - 1.6%
Smith, Charles E. Residential               5,395            243     Chateau Properties, Inc.                  6,890             214
Summit Properties, Inc.                     6,315            152     Manufact. Home Community                  5,115             137
Town & Country Trust                        3,835             75     Sun Communities, Inc.                     4,235             142
United Dominion Realty Trust               24,785            316                                                       -------------
                                                    ------------                                                                 493
                                                           6,522     Miscellaneous - 0.7%
Diversified - 6.7%                                                   Entertainment Properties Trust            3,500              55
Boston Properties, Inc.                    21,500            849
Colonial Properties Trust                   5,010            145     Pinnacle Holdings, Inc.*                 11,600             103
Eastgroup Properties                        3,795             82     US Restaurant Properties                  4,300              52
Glenborough Realty Trust, Inc.              6,995            122                                                       -------------
Investors Real Estate Trust                 5,600             49                                                                 210
Pacific Gulf Properties                     6,220             35     Office Property - 28.2%
Penn Real Estate Invest Trust               3,255             76     Alexandria Real Estate Equities           3,700             137
Prime Group Realty Trust                    3,800             52     Arden Realty Group, Inc.                 15,300             384
Rouse Co.                                  16,500            440     Brandywine Realty Trust                   8,655             171
                                                                     Carramerica Realty Corp.                 16,015             460
                                                                     Corporate Office Properties               4,900              49
                                                                     Cousins Properties, Inc.                 11,810             308
                                                                     Crescent Real Estate                     29,215             695


                                       28
               See accompanying notes to the financial statements

                                 REIT Index Fund
                             Schedule of Investments
                                 April 30, 2001
                                    Unaudited

In thousands, except shares             Shares         Value                                                Shares         Value
                                        ------         -----                                                ------         -----
Duke-Weeks Realty Corp.                    30,623   $        706     Shopping Center - 13.0%
Equity Office Properties                   74,189          2,118     AMB Property Corp.                       20,200   $         503
Great Lakes REIT, Inc.                      4,000             68     Burnham Pacific Properties                7,810              38
Highwoods Properties, Inc.                 14,020            360     Center Trust, Inc.                        6,430              24
HRPT Properties Trust                      31,500            276     Developers Diversified                   13,200             200
Kilroy Realty Corp.                         6,400            170     Equity One, Inc.                          3,100              34
Koger Equity, Inc.                          6,400             96     Federal Realty Inv. Trust                 9,460             184
Liberty Property Trust                     16,385            473     Glimcher Realty Trust                     5,750              88
Mack-Cali Realty Corp.                     13,695            367     IRT Property Co.                          7,280              70
Mission West Properties                     4,100             53     JDN Realty Corp.                          7,905              94
Parkway Properties, Inc.                    2,300             66     Kimco Realty Corp.                       15,150             667
Prentiss Properties Trust                   8,800            223     Kramont Realty Trust                      4,530              51
PSB Business Parks, Inc.                    5,500            147     Mid Atlantic Realty Trust                 3,300              40
Reckson Assoc Realty Corp.                 10,970            258     New Plan Excel Realty Trust              21,022             331
SL Green Realty Corp.                       5,900            169     Pan Pacific Retail Properties             7,583             171
Spieker Properties, Inc.                   15,750            869     Regency Realty Corp.                     13,805             344
                                                    ------------     Saul Centers, Inc.                        3,295              61
                                                           8,623     Vornado Realty Trust                     20,878             767
Outlet Centers - 1.1%                                                Weingarten Realty Investment              7,565             321
Chelsea GCA Realty, Inc.                    3,795            166                                                       -------------
Mills Corp.                                 5,645            120                                                               3,988
Tanger Factory Outlet Center                1,900             42     Storage - 4.2%
                                                    ------------     Public Storage, Inc.                     28,898             787
                                                             328     Shurgard Storage Centers                  7,165             195
Regional Mall - 7.3%                                                 Sovran Self Storage, Inc.                 2,920              72
CBL & Associates Properties                 6,025            166     Storage USA                               6,465             218
Crown American Realty                       6,265             44                                                       -------------
General Growth Industries                  12,505            451                                                               1,272
JP Realty, Inc.                             3,810             80     Triple Net Lease - 2.6%
Lexington Corp. Properties                  4,245             55     Capital Automotive Reit                   5,000              79
Macerich Co.                                8,175            184     Captec Net Lease Realty, Inc.             2,300              28
Simon Property Group, Inc.                 41,695          1,104     Commercial Net Lease Realty               7,315              90
Taubman Centers, Inc.                      12,380            154     Franchise Finance Corp.                  13,560             341
                                                    ------------     National Golf Properties                  3,095              73
                                                           2,238


                                       29
               See accompanying notes to the financial statements

                                 REIT Index Fund
                             Schedule of Investments
                                 April 30, 2001
                                    Unaudited

                                                                                                          Principal
In thousands, except shares             Shares         Value                                                Amount         Value
                                        ------         -----                                                ------         -----
Realty Income Corp.                         6,350   $        182     U.S. GOVERNMENT SECURITIES
                                                    ------------
                                                             793     U.S. Government Agency - 0.5%
Warehouse / Industrial - 5.5%                                        Federal Home Loan Bank
American Industrial Properties              3,000             38     7.200%     due  05/08/2001
Bedford Property Investors                  4,520             86     (cost - $150)                      $        150   $         150
Cabot Industrial Trust                      9,800            191
Centerpoint Properties Corp.                4,985            232     DEMAND NOTE
First Industrial Realty Trust               9,305            286     Utility/Electric - 0.4%
Prologis Trust                             41,674            858     Wisconsin Electric
                                                    ------------     4.086%     due  05/01/2001
                                                           1,691     (cost - $125)                               125             125
                                                    ------------                                                       -------------
Total Common Stocks - Real Estate                                    TOTAL INVESTMENTS - 99.6%
Investment Trusts (REITS) - 98.7%                                    (cost - $25,805)                                         30,455
(cost - $25,530)                                          30,180
                                                                     Other assets, less liabilities - 0.4%                       137
                                                                                                                       -------------

                                                                     TOTAL NET ASSETS - 100.0%                         $      30,592
                                                                                                                       =============
                                                                     * Non-income producing security


                                       30
               See accompanying notes to the financial statements

                                 REIT Index Fund
                              Financial Highlights
                                    Unaudited

                                                                           11/01/00             Year               Year
                                                                           through              ended              ended
Selected per share data                                                    04/30/01            10/31/00           10/31/99
                                                                         ------------        ------------       ------------
Net asset value, beginning of period...................................  $      10.58               10.08              11.42

Income (loss) from investment operations:
      Net investment income............................................          0.34                0.63               1.11
      Net realized and unrealized gain (loss) .........................          0.78                0.97              (1.79)
                                                                         ------------        ------------       ------------
Total income (loss) from investment operations.........................          1.12                1.60              (0.68)

Less distributions:
      Dividends from net investment income.............................          0.56                1.10               0.66
      Distributions from net realized gain.............................          0.00                0.00               0.00
                                                                         ------------        ------------       ------------
Total distributions....................................................          0.56                1.10               0.66
                                                                         ------------        ------------       ------------

Net asset value, end of period.........................................  $      11.14               10.58              10.08
                                                                         ============        ============       ============

Total return...........................................................      10.67%**              17.62%             (6.31%)
                                                                         ============        ============       ============

Ratios and supplemental data:
Net assets, end of period (in thousands)...............................  $     30,592              26,791             23,687
Ratio to average net assets of:
      Expenses, net of waivers and reimbursements......................        0.41%*               0.44%              0.27%
      Expenses, before waivers and reimbursements......................        0.41%*               0.81%              0.77%
      Net investment income, net of waivers
           and reimbursements..........................................        6.51%*               6.23%              5.47%
      Net investment income, before waivers
           and reimbursements..........................................        6.51%*               5.86%              4.97%
Portfolio turnover rate................................................           20%                 19%                33%
-----------------------------------------------------------------------------------------------------------------------------

*    Annualized
**   Not annualized

                                       31
               See accompanying notes to the financial statements

                                 REIT Index Fund
                        Financial Highlights (continued)
                                    Unaudited

                                                                             Year               Year
                                                                             ended              ended
Selected per share data                                                     10/31/98           10/31/97
                                                                         -------------      -------------
Net asset value, beginning of period...................................  $       13.69              10.44

Income from investment operations:
      Net investment income............................................           0.68               0.41
      Net realized and unrealized gain (loss)..........................          (2.40)              2.99
                                                                         -------------      -------------
Total income from investment operations................................          (1.72)              3.40

Less distributions:
      Dividends from net investment income.............................           0.46               0.15
      Distributions from net realized gain.............................           0.09               0.00
                                                                         -------------      -------------
Total distributions....................................................           0.55               0.15
                                                                         -------------      -------------

Net asset value, end of period.........................................  $       11.42              13.69
                                                                         =============      =============

Total return...........................................................        (13.27%)            32.78%
                                                                         =============      =============

Ratios and supplemental data:
Net assets, end of period (in thousands)...............................  $      60,990             99,899
Ratio to average net assets of:
      Expenses, net of waivers and reimbursements......................          0.24%              0.51%
      Expenses, before waivers and reimbursements......................          0.74%              0.82%
      Net investment income, net of waivers and reimbursements.........          4.80%              4.42%
      Net investment income, before waivers and reimbursements.........          4.30%              4.11%
Portfolio turnover rate................................................            50%                22%


                                       32
               See accompanying notes to the financial statements

                                    Aon Funds
                        Notes to the Financial Statements
                                    Unaudited

1. Description of Entity

Aon Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as an open-end, diversified, management investment company. The Trust consists of four Funds: the Money Market Fund, the Government Securities Fund, the Asset Allocation Fund, and the REIT Index Fund. There are an unlimited number of shares authorized with no par value.

The Money Market Fund of the Trust is designated as a "Money Market Fund", and must adhere to the guidelines governing such funds as described in Rule 2a-7 under the Investment Company Act of 1940. Pursuant to that Rule, the Money Market Fund seeks to maintain a constant net asset value of $1.00 per share on a daily basis.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds used in the preparation of their financial statements.

     a) Security Valuation - Securities for which quotations are readily available are valued at the last reported sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which they are principally traded. Securities for which market quotations are not available are stated at fair value as determined in good faith under procedures established by the Board of Trustees. Debt securities are valued by an independent pricing service that utilizes electronic data processing techniques, including a "matrix system", to derive evaluated bid prices. Investments held by the Money Market Fund, and short-term debt instruments held by other Funds, are stated at amortized cost which approximates fair value.

     b) Investment Transactions and Income - Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis and dividend income is recorded on the ex-dividend date, except for foreign dividends which are recorded when the information becomes available. Realized gains and losses on investments are determined based on an identified cost basis.

     c) Distributions to Shareholders - Distributions of net investment income and net realized gain are determined in accordance with income tax regulations. Dividends are declared daily and paid monthly for the Money Market Fund, declared and paid monthly for the Government Securities Fund, declared and paid quarterly for the Asset Allocation Fund, and declared and paid annually for the REIT Index Fund.

     d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

                                    Aon Funds
                        Notes to the Financial Statements
                                    Unaudited

     e) Repurchase Agreement - During the term of a repurchase agreement, collateral with a market value greater than or equal to the market value of the repurchase agreement is held by the Fund's custodian.

3. Investment Advisory Fees and Other Transactions with Affiliates

Under the terms of the investment advisory agreement with Aon Advisors, Inc. (the "Investment Advisor"), a subsidiary of Aon Corporation, investment advisory fees will be accrued daily and paid monthly at the following annual rates, stated as a percentage of average daily net assets:

Money Market Fund                               .10%
Government Securities Fund                      .10%
Asset Allocation Fund                           .25%
REIT Index Fund                                 .10%

The Investment Advisor has also agreed to waive its fees and reimburse each Fund to the extent total annualized expenses exceed the following amounts, stated as a percentage of average daily net assets:

Money Market Fund                          1.00%
Government Securities Fund                 1.50% of the first $30 million;
                                           and 1.25% in excess of $30 million
Asset Allocation Fund                      1.25%
REIT Index Fund                            1.50% of the first $30 million;
                                           and 1.25% in excess of $30 million

To assist in the administration of the Trust, the Trust has entered into an administration agreement with Aon Securities Corporation, an affiliate of Aon Corporation, to provide certain administrative services for the Trust. Under this agreement, the Trust pays Aon Securities Corporation an annual fee of .05% of the average daily net assets of each Fund.

Certain officers and trustees of the Trust are also officers and directors of the Investment Advisor and Aon Securities Corporation. These officers and trustees serve without direct compensation from the Trust. During the period ended April 30, 2001 the Trust incurred expenses totaling $35,293 for compensation of unaffiliated trustees.

4. Payment by Affiliate

On January 4, 2001, the Investment Advisor purchased Pacific Gas & Electric commercial paper from the Money Market Fund for $8,516,234 in excess of the security's value. The Fund recorded a realized loss on the sale and a payment of an equal amount from the Investment Advisor.

                                    Aon Funds
                        Notes to the Financial Statements
                                    Unaudited

5. Income Taxes

Each Fund intends to qualify as a "regulated investment company" under the provision of Subchapter M of the Internal Revenue Code of 1986, as amended, and thereby, under the provisions of the income tax laws available to regulated investment companies, be relieved of substantially all income taxes. Therefore, no provision has been made for Federal or State income taxes. The REIT Index Fund has capital loss carryovers of $79,104 for the year ended October 31, 1998, $5,454,201 for the year ended October 31, 1999 and $312,627 for the year ended October 31, 2000 and the Government Securities Fund has a capital loss carryover of $8,984,903 for the year ending October 31, 2000 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, they will expire in the year 2006, 2007 and 2008 respectively.


At April 30, 2001, the identified cost of investments for federal income tax purposes was as follows:

     In Thousands

     Money Market Fund                                  $  1,177,738
     Government Securities Fund                         $    134,394
     Asset Allocation Fund                              $    158,807
     REIT Index Fund                                    $     26,150

The gross unrealized appreciation and gross unrealized depreciation of investments for federal income tax purposes at April 30, 2001 were as follows:

                                            Government      Asset      REIT
     In Thousands                           Securities   Allocation    Index
                                               Fund         Fund       Fund
                                            ----------   ----------   -------

     Gross unrealized appreciation          $    3,201       34,584     5,116
     Gross unrealized depreciation                (913)     (13,585)     (811)
                                            ----------   ----------   -------

Net unrealized appreciation                 $    2,288       20,999     4,305
                                            ==========   ==========   =======

6. Investments

Investment transactions for the period ended April 30, 2001, including maturities and excluding short-term investments, were as follows:

                                                         Proceeds
     In Thousands                           Purchases    from sales
                                            ---------    ----------

     Government Securities Fund             $  65,602       130,651
     Asset Allocation Fund                  $  40,853        32,483
     REIT Index Fund                        $   7,837         5,862

                                    Aon Funds
                        Notes to the Financial Statements
                                    Unaudited


7. Capital Share Transactions

Capital stock transactions were as follows:

                                                        Money Market                  Government Securities
In thousands                                                Fund                             Fund
                                                   Shares           Amount          Shares           Amount
                                              ---------------  ---------------   -------------   --------------
Balance at October 31, 1999                        1,144,842        1,144,842          15,637          162,602

     Shares sold                                   8,181,724        8,181,724           4,379           42,629
     Dividend reinvestments                           47,693           47,693           1,092           10,508
                                              ---------------  ---------------   -------------   --------------
     Total issued                                  8,229,417        8,229,417           5,471           53,137
     Shares redeemed                              (7,988,616)      (7,988,616)         (3,446)         (33,337)
                                              ---------------  ---------------   -------------   --------------
     Net change in shares                            240,801          240,801           2,025           19,800
                                              ---------------  ---------------   -------------   --------------

Balance at October 31, 2000                        1,385,643        1,385,643          17,662          182,402

     Shares sold                                   4,153,027        4,153,027           1,950           19,700
     Dividend reinvestments                           23,965           23,965             517            5,252
                                              ---------------  ---------------   -------------   --------------
     Total issued                                  4,176,992        4,176,992           2,467           24,952
     Shares redeemed                              (4,387,049)      (4,387,049)         (5,394)         (55,139)
                                              ---------------  ---------------   -------------   --------------
     Net change in shares                           (210,057)        (210,057)         (2,927)         (30,187)
                                              ---------------  ---------------   -------------   --------------

Balance at April 30, 2001                          1,175,586   $    1,175,586          14,735    $     152,215
                                              ===============  ===============   =============   ==============

                                                      Asset Allocation                    REIT Index
                                                           Fund                              Fund
                                                   Shares           Amount          Shares           Amount
                                              ---------------  ---------------   -------------   --------------

Balance at October 31, 1999                            9,332          111,617           2,349           27,305

     Shares sold                                       4,538           78,568           1,143           11,778
     Dividend reinvestments                            1,565           26,083             277            2,523
                                              ---------------  ---------------   -------------   --------------
     Total issued                                      6,103          104,651           1,420           14,301
     Shares redeemed                                  (4,469)         (76,552)         (1,237)         (12,261)
                                              ---------------  ---------------   -------------   --------------
     Net change in shares                              1,634           28,099             183            2,040
                                              ---------------  ---------------   -------------   --------------

Balance at October 31, 2000                           10,966          139,716           2,532           29,345

     Shares sold                                       1,360           20,375             914            9,978
     Dividend reinvestments                            1,202           18,372             130            1,422
                                              ---------------  ---------------   -------------   --------------
     Total issued                                      2,562           38,747           1,044           11,400
     Shares redeemed                                  (1,283)         (19,774)           (830)          (8,992)
                                              ---------------  ---------------   -------------   --------------
     Net change in shares                              1,279           18,973             214            2,408
                                              ---------------  ---------------   -------------   --------------

Balance at April 30, 2001                             12,245   $      158,689           2,746    $      31,753
                                              ===============  ===============   =============   ==============

                                    Aon Funds
                        Notes to the Financial Statements
                                    Unaudited


8. Written Covered Call Options

The Asset Allocation Fund engages in portfolio hedging with respect to declining stock prices by writing covered call options. The premiums received when a covered call option is written provide a partial hedge against declining prices and enable the Fund to generate a higher return.

Transactions in options for the period ending April 30, 2001, were as follows:

                                                        Contracts    Premiums
                                                        ---------   ----------

     Options outstanding, beginning of period                  0    $       0
     Options written                                       1,470      341,133
     Options exercised                                         0            0
     Options expired                                        (860)    (214,302)
     Options closed                                         (610)    (126,831)
     Options assigned                                          0            0
                                                        ---------   ----------

     Options outstanding, end of period                        0    $       0
                                                        =========   ==========